SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
(the "Fund")

Supplement dated July 6, 2015
to the Class B Shares Prospectus (the "Prospectus") and Statement of Additional Information
(the "SAI"), each dated December 31, 2014

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class B Shares of the Fund to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Fund approved the conversion of the Fund's Class B Shares into Class A Shares. Like Class B Shares of the Fund, Class A Shares are able to charge a contractual shareholder servicing fee equal to 0.25% of the average daily net assets of the share class. Also like Class B Shares of the Fund, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class B Shares of the Fund also are able to charge an administrative servicing fee up to 0.05% of the average daily net assets of the share class. (Class A Shares of the Fund do not charge any administrative servicing fee). However, due to the current low yield environment, most of the Class B shareholder and administrative servicing fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Class B Shares are currently the same as Class A Shares of the Fund. The Board's approval of the conversion of the Fund's Class B Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class B and Class A Shares of the Fund, as disclosed in the respective Prospectus dated December 31, 2014. Actual fees incurred by shareholders of the Fund have been lower than those set forth below due to voluntary fee waivers.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.04%	0.04%
Distribution (12b-1) Fees	None	None
Other Expenses	0.69%	0.64%
Total Annual Fund Operating Expenses	0.73%	0.68%

There are no other changes to the Prospectus or the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-943 (7/15)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
(the "Fund")

Supplement dated July 6, 2015
to the Class C Shares Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"),
each dated December 31, 2014

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class C Shares of the Fund to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Fund approved the conversion of the Fund's Class C Shares into Class A Shares. Like Class C Shares of the Fund, Class A Shares are able to charge a contractual shareholder servicing fee up to 0.25% of the average daily net assets of the share class. Also like Class C Shares of the Fund, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class C Shares of the Fund also are able to charge an administrative servicing fee up to 0.25% of the average daily net assets of the share class. (Class A Shares of the Fund do not charge any administrative servicing fee). However, due to the current low yield environment, most of the Class C shareholder and administrative servicing fees have been waived for the last several years. After voluntary fee waivers, the actual fees for Class C Shares are currently the same as Class A Shares of the Fund. The Board's approval of the conversion of the Fund's Class C Shares into Class A Shares was based on these and other factors. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class C Shares of the Fund will automatically convert to Class A Shares of the Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class C and Class A Shares of the Fund, as disclosed in the respective Prospectus dated December 31, 2014. Actual fees incurred by shareholders of the Fund have been lower than those set forth below due to voluntary fee waivers.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class C Shares	Class A Shares
Management Fees	0.04%	0.04%
Distribution (12b-1) Fees	None	None
Other Expenses	0.89%	0.64%
Total Annual Fund Operating Expenses	0.93%	0.68%

There are no other changes to the Prospectus or the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-944 (7/15)

SEI TAX EXEMPT TRUST

Pennsylvania Municipal Bond Fund
(the "Fund")

Supplement dated July 6, 2015
to the Class B Shares Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"),
each dated December 31, 2014

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and SAI and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby supplemented to reflect the following information regarding the conversion of Class B Shares of the Fund to Class A Shares.

At a meeting held on June 22-23, 2015, the Board of Trustees of the Fund approved the conversion of the Fund's Class B Shares into Class A Shares. Like Class B Shares of the Fund, Class A Shares are able to charge a contractual shareholder servicing fee equal to 0.25% of the average daily net assets of the share class. Also like Class B Shares of the Fund, Class A Shares do not charge any distribution (12b-1) fees. In addition to the shareholder servicing fee, Class B Shares of the Fund also are able to charge an administrative servicing fee up to 0.05% of the average daily net assets of the share class. (Class A Shares of the Fund do not charge any administrative servicing fee). Although contractual fees for Class B Shares are higher, the actual fees after voluntary fee waivers result in a lower actual expense ratio for Class B relative to Class A. As a result, Class B shareholders will experience a 0.15% increase in their actual expenses as a result of this conversion. However, Class B is a very small share class with approximately $10 million in assets as of May 31, 2015, representing about 8% of the Fund's net assets, and in connection with the elimination of Class B Shares in all other SEI Funds that maintain such Shares, the Board has approved the conversion of the Fund's Class B Shares into Class A Shares. Accordingly, effective on or about the close of business on September 4, 2015 (the "Conversion Date"), all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

No contingent deferred sales charges will be assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors. For your convenience, we have included a side-by-side comparison of the current contractual fees and expenses of both Class B and Class A Shares of the Fund, as disclosed in the respective Prospectus dated December 31, 2014. Actual fees incurred by shareholders of the Fund have been lower than those set forth below due to voluntary fee waivers.

Shareholder Fees (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%	0.50%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class B Shares	Class A Shares
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	None	None
Other Expenses	0.53%	0.48%
Total Annual Fund Operating Expenses	0.88%	0.83%

There are no other changes to the Prospectus or the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-945 (7/15)